SUN-JIN MOON
                                                      Vice President and Counsel
                                                                  (212) 314-2120
                                                            Fax:  (212) 314-3953

                                                                  March 29, 2010

VIA ELECTRONIC "EDGAR" FILING
-----------------------------
Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

            RE:  AXA Equitable Life Insurance Company
                 Amendment No. 2 to Registration Statement
                 Filed on Form S-3 (File No. 333-161963)

Commissioners:

         On behalf of AXA Equitable Life Insurance Company (the "Registrant"), we are filing herewith Amendment No. ("Amendment 2") to the Registrant's Form S-3 Registration Statement (File No. 333-161963).

I.  PURPOSES OF THE AMENDMENT

         The principal purpose of Amendment 2 is to make prospectus changes in response to comments that have been received telephonically from the Commission staff subsequent to the filing (on March 10, 2010) of the previous amendment to the Registration Statement. We have also filed drafts of those prospectus changes and other material responding to said telephonic staff comments by supplemental correspondence filings. Amendment 2 also makes certain other limited other corrections, revisions, and clarifications in the prospectus contained in the Registration Statement.

         At or about the time of filing hereof, we are also providing the staff with a courtesy copy of the prospectus contained in Amendment 2, which courtesy copy is precisely marked to show changes from the version of the prospectus that we filed by supplemental correspondence filing on March 19, 2010, which was the most recent version of the full prospectus that we provided to the Commission staff as a courtesy copy.

II. ACCELERATION OF EFFECTIVENESS OF THE REGISTRATION STATEMENT AND RELATED MATTERS

         The Registrant and the principal underwriters of the securities being registered (AXA Advisors, LLC and AXA Distributors, LLC) intend to make an oral request for acceleration of the effective date of the Registration Statement to the earliest practicable time. Accordingly, in compliance with the requirements of Rule 461(a) under the Securities Act of 1933 we have been authorized to represent, and do represent, on behalf of the registrant and the principal underwriters, that they, respectively, are aware of their obligations under that Act.

         In a letter dated November 16, 2009 giving comments on the Registration Statement, the Commission staff requested that, if acceleration of the effective date would be requested, the Registrant furnish to the Commission a letter making three acknowledgments. In compliance with that request, the Registrant hereby acknowledges that:

      o Should the Commission or the staff, acting pursuant to delegated authority, declare the Registration Statement effective, it does not foreclose the Commission from taking any action with respect to the Registration Statement;

      o The action of the Commission or the staff, acting pursuant to delegated authority, in declaring the Registration Statement effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the Registration Statement; and

      o The Registrant may not assert that action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

         ***********************************************************

         As noted previously, we desire for the Registration Statement to become effective at the earliest practicable time, and we therefore would very much appreciate any and all efforts that the staff can make to that end.

         Please contact the undersigned at (212) 314-2120 with any further communications or, in my absence, Tom Lauerman of Jorden Burt, LLP at (202) 965-8156.



                                            Sincerely,



                                            ---------------
                                            Sun-Jin Moon